S000085270 [Member] Expense Example - iShares Large Cap Max Buffer Mar ETF - iShares Large Cap Max Buffer Mar ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160